Financial Instruments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Financial Instruments
Effect on net income of 100 basis point change in US prime rate	$ 137,825	$ 265,993